Share-based Payments - Schedule of Weighted Average Fair Value Grant Date of Options Granted During Period Using Black-Scholes Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr
Disclosure of sharebased payment [line items]
Expected life weighted average | yr	8
Black-Scholes valuation model [member]
Disclosure of sharebased payment [line items]
Exercise price in €	€ 45.42
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	22.00%	26.00%	30.00%
Risk-free interest rate	2.50%		1.20%
Expected life weighted average | yr	3.0	5.1	5.0
Bottom of range [member] | Black-Scholes valuation model [member]
Disclosure of sharebased payment [line items]
Share price in € at grant date	€ 52.58	€ 37.48	€ 28.09
Exercise price in €		€ 31.68	24.27
Risk-free interest rate		1.80%
Top of range [member] | Black-Scholes valuation model [member]
Disclosure of sharebased payment [line items]
Share price in € at grant date	€ 53.28	€ 48.38	33.89
Exercise price in €		€ 39.08	€ 30.47
Risk-free interest rate		2.10%